Segments and Geographical Information (Tables)	6 Months Ended
Jun. 30, 2021
Segment Reporting [Abstract]
Schedule of operating segments
	RFID	Supply Chain Solutions	Intelligent Robotics	Intercompany	Consolidated

Six months ended June 30, 2021:

Revenues	$6,322	$9,249	$1,036	$(50)	$16,557

Gross profit	$1,553	$1,699	$31	$-	$3,283

Allocated operating expenses	$1,112	$1,148	$336	$-	$2,596

Unallocated operating expenses					$324

Operating Income (loss)	$441	$551	$(305)	$-	$363

Financial expenses and tax on income					$(99)

Net Income					$264

	RFID	Supply Chain Solutions	Intelligent Robotics	Intercompany	Consolidated
Six months ended June 30, 2020:

Revenues	$5,712	$8,976	$301	$(43)	$14,946

Gross profit	$1,467	$1,869	$(779)	$-	$2,557

Allocated operating expenses	$1,006	$1,144	$329	$-	$2,479

Impairment of Goodwill and intangible assets	$-	$-	$988	$-	$988

Unallocated operating expenses					$338

Income (loss) from operations	$461	$725	$(2,096)	$-	$(1,248)

Financial expenses and tax on income					$(137)

Net loss					$(1,385)

Schedule of total revenues
	June 30,
	2021	2020
	Unaudited

Israel	$12,493	$11,086
Far East	2,169	1,679
India	593	1,392
Europe	250	323
United States	1,052	466

	$16,557	$14,946